Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating expenses:
Net loss	$ (1,136,551)	$ (586,351)	$ (1,247,644)	$ (299,119)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	1,532	903	1,412	923
Interest expense related to amortization and acceleration of debt discount	0	74,446	163,784	8,272
Interest expense related to shares issued upon settlement of convertible debt	0	0	96,600	0
Change in fair value of derivative liabilities	49,111	(9,275)	(9,275)	0
Stock-based compensation	0	83,508	83,508	0
Bad debts expense	15,653	0	28,362	6,000
Cancellation of trade liabilities and unpaid interest	61,733	41,982	73,057	0
Changes in operating assets and liabilities:
Accounts receivable	(8,187)	239,149	67,644	(253,031)
Costs and estimated earnings in excess of billings on uncompleted contracts	0	(22,273)	14,036	(14,036)
Inventory	(134,368)	20,171	(299,038)	(42,112)
Prepaid expenses and other current assets	20,000	18,975	6,222	0
Accounts payable and accrued expenses	(227,730)	83,661	82,518	(169,843)
Accrued compensation and related costs	(140,310)	0	140,310	(20,254)
Accrued interest	(554)	13,719	(68,521)	56,198
Billings in excess of costs and estimated earnings on uncompleted contracts on uncompleted contracts	(1,800)	(44,149)	(82,278)	11,254
Deferred revenue	376,543	(80,989)	132,761	89,190
Related party accrued expenses	(72,472)	(10,117)	12,137	(19,709)
Net cash provided by (used in) operating activities	(1,197,400)	(176,640)	(804,405)	(646,267)
Cash flows used in investing activities
Short-term investments	(39,069)	0	0	0
Purchase of equipment	(5,809)	(1,469)	(2,034)	(2,591)
Net cash used in investing activities	(44,878)	(1,469)	(2,034)	(2,591)
Cash flows from financing activities:
Cash - overdraft	0	0	0	(99,639)
Proceeds from convertible notes payable	0	95,000	95,000	660,000
Principal payments on convertible notes payable	0	0	(660,000)	0
Proceeds from short-term notes payable	0	0	41,247	60,000
Principal payments on short-term notes payable	(41,247)	(83,944)	(255,000)	(20,000)
Proceeds from related party notes payable	0	0	0	189,058
Principal payments on related party notes payable	0	(84,224)	(84,224)	(104,834)
Stockholder capital contributions	0	0	0	118,800
Proceeds from issuances of common stock	1,200,000	135,000	160,000	0
Purchase and retirement of common stock	0	0	(50,000)	0
Proceeds from issuance of common stock and warrants in private offering	0	0	2,443,550	0
Net cash provided by (used in) financing activities	1,158,753	61,832	1,690,573	803,385
Net increase (decrease) in cash	(83,525)	(116,277)	884,134	154,527
Cash and cash equivalents - beginning of year/period	1,038,661	154,527	154,527	0
Cash and cash equivalents - end of year/period	955,136	38,250	1,038,661	154,527
Cash paid during the year/period for:
Interest	0	10,881	129,033	14,505
Supplemental disclosure of non-cash information:
Conversion of debt to common stock	$ 0	$ 0	$ 95,000	$ 0